Long-term debt - Narrative (Details) - USD ($) $ in Thousands	Apr. 27, 2022	Sep. 11, 2020	Dec. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Oct. 13, 2020	Apr. 30, 2017	Apr. 04, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Deferred financing costs			$ 4,720		$ 3,659
Senior Notes
Debt Instrument [Line Items]
Annual interest rate	6.125%
2023 Notes
Debt Instrument [Line Items]
Principal amount issued			$ 473,767						$ 473,800
Redemption price, percentage of principal amount redeemed		102.25%
Deferred financing costs									$ 3,313
Annual interest rate			6.625%
2027 Notes
Debt Instrument [Line Items]
Principal amount issued		$ 150,000				$ 138,354		$ 265,000
Deferred financing costs		$ 2					$ 3,001
Annual interest rate			5.875%
2029 Notes
Debt Instrument [Line Items]
Principal amount issued	$ 350,000
Deferred financing costs	$ 2,651
2029 Notes | Minimum
Debt Instrument [Line Items]
Annual interest rate				6.25%
2029 Notes | Maximum
Debt Instrument [Line Items]
Annual interest rate				6.375%
2029 Notes | Restaurants and Office
Debt Instrument [Line Items]
Reduce of commission, percentage	15.00%
2029 Notes | Supply Chain
Debt Instrument [Line Items]
Reduce of commission, percentage	10.00%